Condensed consolidated statement of comprehensive income - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Condensed consolidated statement of comprehensive income
Total Revenue	$ 10,771	$ 8,220	$ 22,161	$ 15,540
Product Sales	10,630	8,045	21,610	15,302
Collaboration Revenue	141	175	551	238
Cost of Sales	(2,998)	(2,191)	(6,509)	(4,055)
Gross Profit	7,773	6,029	15,652	11,485
Distribution costs	(129)	(103)	(254)	(202)
Research and development expense	(2,546)	(1,829)	(4,679)	(3,542)
Selling, general and administrative expense	(4,681)	(3,098)	(9,521)	(6,027)
Other operating income and expense	122	128	219	1,308
Operating Profit	539	1,127	1,417	3,022
Finance income	18	7	35	27
Finance expense	(311)	(326)	(647)	(629)
Share of after tax losses in associates and joint ventures	1	(44)	(5)	(48)
Profit Before Tax	247	764	800	2,372
Taxation	113	(214)	(52)	(260)
Profit for the period	360	550	748	2,112
Other comprehensive (loss)/income
Remeasurement of the defined benefit pension liability	696	211	1,031	692
Net (losses)/gains on equity investments measured at fair value through other comprehensive income	(30)	81	(12)	(27)
Fair value movements related to own credit risk on bonds designated as fair value through profit or loss	2	1	2	2
Tax on items that will not be reclassified to profit or loss	(181)	146	(275)	52
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	487	439	746	719
Foreign exchange arising on consolidation	(1,107)	166	(1,326)	59
Foreign exchange arising on designated borrowings in net investment hedges	(163)	72	(195)	(230)
Fair value movements on cash flow hedges	(143)	27	(138)	(59)
Fair value movements on cash flow hedges transferred to profit or loss	120	(48)	131	73
Fair value movements on derivatives designated in net investment hedges	42	(6)	34	7
Costs of hedging	(13)	(1)	(13)	(2)
Tax on items that may be reclassified subsequently to profit or loss	45	(8)	46	18
Other comprehensive income that may be subsequently to profit or loss, net of tax	(1,219)	202	(1,461)	(134)
Other comprehensive (loss)/income for the period, net of tax	(732)	641	(715)	585
Total comprehensive income for the period	(372)	1,191	33	2,697
Profit attributable to:
Owners of the Parent	360	550	746	2,111
Non-controlling interests			2	1
Profit for the period	360	550	748	2,112
Total comprehensive income attributable to:
Owners of the Parent	(372)	1,190	33	2,696
Non-controlling interests		1		1
Total comprehensive income for the period	$ (372)	$ 1,191	$ 33	$ 2,697
Basic earnings per $0.25 Ordinary Share	$ 0.23	$ 0.42	$ 0.48	$ 1.61
Diluted earnings per $0.25 Ordinary Share	$ 0.23	$ 0.42	$ 0.48	$ 1.60
Weighted average number of Ordinary Shares in issue (millions)	1,549	1,312	1,548	1,312
Diluted weighted average number of Ordinary Shares in issue (millions)	1,560	1,318	1,561	1,319